Income Taxes - Schedule of Income Tax Provision (Details) - USD ($)	3 Months Ended					6 Months Ended	9 Months Ended	12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025	Sep. 30, 2024	Jun. 30, 2024	Mar. 31, 2024	Jun. 30, 2024	Sep. 30, 2024	Dec. 31, 2025	Dec. 31, 2024
Federal
Current
Deferred
State and local
Current
Deferred
Income tax provision / (benefit)